Capital Stock - Summary of Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Number (000’s)
Options Outstanding, Number, Beginning Balance	1,486	3,267	7,260
Granted during the year, Number	772	526
Exercised during the year, Number	(402)	(945)	(417)
Forfeited/cancelled/expired during the year, Number	(382)	(1,362)	(3,576)
Options Outstanding, Number, Ending Balance	1,474	1,486	3,267
Stock options vested and expected to Vest, Number	1,405
Exercisable, Number	494
Weighted Average Exercise Price
Beginning balance (usd per share)	$ 9.34	$ 12.08	$ 27.53
Granted during the year (usd per share)	6.30	10.06
Exercised during the year (usd per share)	6.09	7.13	7.36
Forfeited/cancelled/expired during the year (usd per share)	14.45	17.10	42.55
Ending balance (usd per share)	7.01	$ 9.34	$ 12.08
Vested and expected to vest (usd per share)	7.01
Exercisable (usd per share)	$ 7.18
Additional Disclosures [Abstract]
Average Remaining Contractual Life in Years	3 years 6 months 22 days
Stock options vested and expected to vest, Average Remaining Contractual Life in Years	3 years 6 months 7 days
Exercisable, Weighted Average Remaining Contractual Term	2 years 18 days
Aggregate Intrinsic Value	$ 2
Stock Options Vested and Expected to Vest, Aggregate Intrinsic Value	2
Exercisable, Aggregate Intrinsic Value	$ 0
Document Period End Date	Feb. 29, 2016